FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The Company’s warrant liability was estimated using Level 3inputs as shown in the reconciliation table below for thesix-months ended June 30, 2012.

 ;

;	;	Fair value measurements using significant unobservable inputs (Level 3)		;
Description	;	Warrant Liability		;
Beginning balance, December 31, 2011	;		$498,976	;
Total(gains) or losses	;	;	678,755	;
Purchases, issuances and settlements	;	;	1,114,439	;
Transfers in or out of Level 3	;	;	-	;
Ending balance, June 30, 2012	;		$2,292,170	;

The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the year ended December 31, 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	-
Purchases, issuance and settlements	$741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	$498,976

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]

The Company used the following assumptions to estimate the fairvalue of the warrant liability as of June 30, 2012:

 ;

Expected volatility	91.7%
Expected dividend yield	0%
Expected term	2.0 – 2.3 years
Risk-free interest rate	0.72%

The Company used the following assumptions to estimate the fair value of the warrant liability at December 31, 2011:

Expected volatility	81.45%
Expected dividend yield	0%
Expected term	2.3-2.5 years
Risk-free interest rate	.83%